New and amended standards and interpretations	9 Months Ended
Sep. 30, 2024
New And Amended Standards And Interpretations Abstract
New and amended standards and interpretations

Note 3 - New and amended standards and interpretations

The accounting policies adopted in the preparation of these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of new standards effective as of January 1, 2024. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2024, but do not have an impact on the interim condensed consolidated financial statements of the Company.

3.1
Application of new and revised International Financial Reporting Standards that are mandatorily effective for 2024

In 2024, the Company adopted a series of amendments, issued by the IASB that are effective for annual periods that begin on or after January 1, 2024, which is the date as of these amendments were adopted. The conclusions related to their adoption are described below.

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Amendments to IAS 1 - Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants(1)

The amendments specify the requirements for classifying liabilities as current or non-current with covenants and clarify what is meant by to defer settlement, that a right to defer settlement must exist at the end of the reporting period, that the classification is unaffected by the likelihood that an entity will exercise its deferral right, that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification and the disclosures to be included.

The amendments also clarify that the requirement for the right to exist at the end of the reporting period applies to covenants which the entity is required to comply with on or before the reporting date regardless of whether the lender tests for compliance at that date or at a later date. The amendments must be applied prospectively for annual periods beginning on or after January 1, 2024.

The Company does not expect that this amendment will have an impact on its annual financial statements.

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Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements(1)

The amendments specify that arrangements that are solely credit enhancements for the entity or instruments used by the entity to settle directly with a supplier the amounts owed are not supplier finance arrangements.

In addition, the amendments require that entities disclose information that enables users of financial statements to assess how supplier finance arrangements affect an entity’s liabilities and cash flows and to understand the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it. The amendment must be applied to annual periods beginning on or after January 1, 2024.

The Company expects that this amendment will require additional disclosures in its annual financial statements.

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Amendment to IFRS 16 - Leases Liability in a sale and leaseback (1)

The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. A seller-lessee applies the amendment retrospectively in accordance with IAS 8 to sale and leaseback transactions entered into after the date of initial application A seller-lessee applies the amendment to annual reporting periods beginning on or after January 1, 2024.

The amendment has had no impact on the Company’s in the interim condensed consolidated financial statements since it does not have sale and leaseback transactions.

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IFRIC agenda decision on segment reporting

In July 2024, the International Accounting Standards Board (IASB) published IFRIC agenda decision on segment reporting clarifying certain requirements for segment disclosures.

The Company is assessing this agenda decision and will amend its segment disclosures in the annual financial statements, if any.

3.2.
New and revised IFRS issued but not yet effective

Amendments to IAS 21	Lack of exchangeability (2)
Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments (3)
Amendments to IFRS 18	Presentation and Disclosure in Financial Statements (4)
Amendments to IFRS 19	Subsidiaries without Public Accounting Accountability: Disclosures (4)

(1)
Effective for annual periods beginning January 1, 2024
(2)
Effective for annual periods beginning January 1, 2025
(3)
Effective for annual periods beginning January 1, 2026
(4)
Effective for annual periods beginning January 1, 2027